Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 14.2%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2,
1.94%, 08/15/2046 (A)	$ 200,000	$ 177,349
DataBank Issuer
Series 2021-1A, Class A2,
2.06%, 02/27/2051 (A)	125,000	112,245
Series 2021-2A, Class A2,
2.40%, 10/25/2051 (A)	100,000	88,617
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (A)	82,620	63,087
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (A)	107,343	87,298
Series 2022-1GS, Class B,
2.94%, 01/20/2049 (A)	112,638	87,664
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A,
2.75%, 07/20/2047 (A)	169,043	143,764
Series 2021-1GS, Class A,
2.29%, 01/20/2048 (A)	68,180	54,250
Series 2021-2GS, Class A,
2.22%, 03/20/2048 (A)	49,325	38,448
Luminace ABS Issuer LLC
Series 2022-1, Class A,
4.88%, 07/31/2062 (A)	166,014	153,073
MMAF Equipment Finance LLC
Series 2020-A, Class A5,
1.56%, 10/09/2042 (A)	186,000	164,780
Mosaic Solar Loan Trust
Series 2021-3A, Class B,
1.92%, 06/20/2052 (A)	84,140	65,301
OneMain Financial Issuance Trust
Series 2022-S1, Class A,
4.13%, 05/14/2035 (A)	135,000	131,149
ServiceMaster Funding LLC
Series 2020-1, Class A2II,
3.34%, 01/30/2051 (A)	122,500	97,174
Series 2021-1, Class A2II,
3.11%, 07/30/2051 (A)	118,200	90,093
SoFi Professional Loan Program LLC
Series 2016-D, Class B,
3.23% (B), 01/25/2039 (A)	100,000	93,543
Series 2017-A, Class A2B,
2.40%, 03/26/2040 (A)	8,258	8,191
Series 2019-C, Class BFX,
3.05%, 11/16/2048 (A)	261,000	219,404
Sunnova Helios IV Issuer LLC
Series 2020-AA, Class A,
2.98%, 06/20/2047 (A)	206,293	179,495
Sunnova Sol II Issuer LLC
Series 2020-2A, Class A,
2.73%, 11/01/2055 (A)	131,613	102,448
Sunnova Sol III Issuer LLC
Series 2021-1, Class A,
2.58%, 04/28/2056 (A)	135,061	105,953
Sunrun Demeter Issuer LLC
Series 2021-2A, Class A,
2.27%, 01/30/2057 (A)	117,366	94,064
Sunrun Vulcan Issuer LLC
Series 2021-1A, Class A,
2.46%, 01/30/2052 (A)	113,954	93,559

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	$ 134,462	$ 129,064
Series 2018-5, Class A1A,
3.25% (B), 07/25/2058 (A)	48,071	46,304
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (A)	180,000	161,397
Series 2021-1A, Class A2,
2.17%, 10/15/2046 (A)	125,000	110,064
Vivint Solar Financing VII LLC
Series 2020-1A, Class A,
2.21%, 07/31/2051 (A)	222,981	175,494

Total Asset-Backed Securities (Cost $3,648,414)		3,073,272

CORPORATE DEBT SECURITIES - 44.6%
Auto Components - 0.3%
BorgWarner, Inc.
4.38%, 03/15/2045	90,000	73,435

Automobiles - 1.1%
Ford Motor Co.
3.25%, 02/12/2032	130,000	103,164
General Motors Co.
5.60%, 10/15/2032	141,000	138,960

		242,124

Banks - 9.2%
Bank of America Corp.
Fixed until 10/22/2024, 2.46% (B), 10/22/2025	202,000	193,040
BNP Paribas SA
4.38%, 09/28/2025 (A)	200,000	195,868
BPCE SA
Fixed until 10/19/2026, 2.05% (B), 10/19/2027 (A)	250,000	220,904
Citigroup, Inc.
Fixed until 05/15/2023, 1.68% (B), 05/15/2024	128,000	126,728
Huntington National Bank
3.55%, 10/06/2023	250,000	247,546
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	200,000	218,262
PNC Bank NA
4.05%, 07/26/2028	250,000	241,252
PNC Financial Services Group, Inc.
Fixed until 01/24/2033, 5.07% (B), 01/24/2034	153,000	153,830
UniCredit SpA
Fixed until 06/03/2031, 3.13% (B), 06/03/2032 (A) (C)	200,000	162,327
US Bancorp
3.10%, 04/27/2026	250,000	239,358

		1,999,115

Biotechnology - 0.4%
AbbVie, Inc.
3.20%, 05/14/2026	20,000	19,178
4.05%, 11/21/2039	20,000	17,948

Transamerica Funds	Page 1

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Amgen, Inc.
3.13%, 05/01/2025	$ 40,000	$ 38,606
Gilead Sciences, Inc.
3.65%, 03/01/2026	20,000	19,457

		95,189

Building Products - 0.7%
Carlisle Cos., Inc.
2.75%, 03/01/2030 (C)	110,000	94,883
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A) (C)	90,000	67,421

		162,304

Capital Markets - 2.3%
Deutsche Bank AG
1.69%, 03/19/2026	265,000	241,398
Goldman Sachs Group, Inc.
Fixed until 06/15/2026, 4.39% (B), 06/15/2027	133,000	130,202
Morgan Stanley
Fixed until 10/21/2024, 0.86% (B), 10/21/2025	140,000	129,706

		501,306

Chemicals - 1.7%
Huntsman International LLC
4.50%, 05/01/2029	80,000	74,859
Orbia Advance Corp. SAB de CV
5.88%, 09/17/2044 (D)	200,000	183,409
PPG Industries, Inc.
2.55%, 06/15/2030	50,000	43,212
Sherwin-Williams Co.
4.50%, 06/01/2047	80,000	71,742

		373,222

Commercial Services & Supplies - 0.4%
Waste Management, Inc.
3.13%, 03/01/2025	80,000	77,519

Construction & Engineering - 0.8%
IHS Holding Ltd.
5.63%, 11/29/2026 (A)	200,000	168,900

Construction Materials - 0.8%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	190,000	180,855

Containers & Packaging - 1.2%
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (A)	59,000	55,000
5.38%, 01/15/2028 (A)	88,000	81,905
Sonoco Products Co.
2.25%, 02/01/2027	79,000	71,376
2.85%, 02/01/2032	55,000	46,851

		255,132

Diversified Financial Services - 1.1%
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	130,000	121,597
USAA Capital Corp.
2.13%, 05/01/2030 (A)	150,000	127,324

		248,921

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 1.8%
Network i2i Ltd.
Fixed until 01/15/2025 (E), 5.65% (B) (D)	$ 200,000	$ 192,250
Verizon Communications, Inc.
3.88%, 02/08/2029	200,000	192,143

		384,393

Electric Utilities - 3.2%
Duke Energy Carolinas LLC
3.95%, 11/15/2028	110,000	107,556
Enel Finance International NV
2.25%, 07/12/2031 (A) (C)	200,000	155,655
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	120,000	115,009
Niagara Mohawk Power Corp.
1.96%, 06/27/2030 (A)	70,000	57,253
Northern States Power Co.
2.60%, 06/01/2051	70,000	47,561
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	91,000	83,493
Southern Power Co.
0.90%, 01/15/2026	130,000	116,653

		683,180

Electrical Equipment - 0.3%
Eaton Corp.
4.15%, 03/15/2033	70,000	67,479

Energy Equipment & Services - 1.0%
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	200,000	190,913
Sunnova Energy Corp.
5.88%, 09/01/2026 (A) (C)	21,000	18,875

		209,788

Equity Real Estate Investment Trusts - 4.6%
American Tower Corp.
3.60%, 01/15/2028	80,000	75,078
Crown Castle, Inc.
2.90%, 04/01/2041	80,000	58,439
3.30%, 07/01/2030	50,000	45,345
Digital Realty Trust LP
3.70%, 08/15/2027	140,000	132,960
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 04/15/2025 (A)	197,000	192,648
Healthpeak Properties, Inc.
3.50%, 07/15/2029	90,000	82,574
Prologis LP
4.63%, 01/15/2033	141,000	141,763
SBA Tower Trust
6.60%, 01/15/2028 (A)	80,000	83,210
UDR, Inc.
3.10%, 11/01/2034	80,000	65,208
Ventas Realty LP
3.50%, 02/01/2025	130,000	125,905

		1,003,130

Food & Staples Retailing - 2.5%
Alimentation Couche-Tard, Inc.
3.63%, 05/13/2051 (A)	131,000	93,557
InRetail Consumer
3.25%, 03/22/2028 (A)	200,000	172,708
Sysco Corp.
3.30%, 07/15/2026	140,000	134,507
3.30%, 02/15/2050 (C)	70,000	51,400

Transamerica Funds	Page 2

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Walmart, Inc.
1.80%, 09/22/2031	$ 102,000	$ 85,534

		537,706

Food Products - 0.9%
Danone SA
2.95%, 11/02/2026 (A)	200,000	188,850

Health Care Equipment & Supplies - 0.3%
Koninklijke Philips NV
6.88%, 03/11/2038	60,000	68,803

Household Durables - 0.9%
Century Communities, Inc.
6.75%, 06/01/2027	56,000	55,227
D.R. Horton, Inc.
2.60%, 10/15/2025	70,000	65,878
Meritage Homes Corp.
5.13%, 06/06/2027	66,000	63,195

		184,300

Household Products - 0.7%
Kimberly-Clark Corp.
3.10%, 03/26/2030	80,000	73,881
Procter & Gamble Co.
2.45%, 11/03/2026	80,000	75,219

		149,100

Independent Power & Renewable Electricity Producers - 0.1%
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	30,000	25,289

Interactive Media & Services - 0.1%
Alphabet, Inc.
1.10%, 08/15/2030	40,000	32,396

IT Services - 0.2%
International Business Machines Corp.
3.30%, 01/27/2027	35,000	33,569

Life Sciences Tools & Services - 0.4%
Danaher Corp.
3.35%, 09/15/2025	80,000	77,838

Metals & Mining - 0.4%
Big River Steel LLC / BRS Finance Corp.
6.63%, 01/31/2029 (A)	90,000	88,268

Multi-Utilities - 0.4%
Public Service Co. of Colorado
4.10%, 06/15/2048	110,000	96,681

Personal Products - 1.2%
Natura Cosmeticos SA
4.13%, 05/03/2028 (A) (C)	200,000	165,027
Unilever Capital Corp.
2.00%, 07/28/2026	100,000	92,354

		257,381

Pharmaceuticals - 1.2%
AstraZeneca PLC
4.00%, 01/17/2029	60,000	59,264
Eli Lilly & Co.
2.75%, 06/01/2025	40,000	38,493
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/2025	40,000	39,360

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.
3.70%, 02/10/2045	$ 40,000	$ 35,156
Pfizer, Inc.
4.20%, 09/15/2048	40,000	37,777
Sanofi
3.38%, 06/19/2023	40,000	39,737

		249,787

Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.
3.73%, 12/08/2047	140,000	110,703
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 05/01/2030	50,000	44,682

		155,385

Software - 0.6%
Microsoft Corp.
3.30%, 02/06/2027	130,000	126,285

Technology Hardware, Storage & Peripherals - 0.9%
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	70,000	71,914
6.20%, 07/15/2030	70,000	73,444
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025	40,000	39,938

		185,296

Trading Companies & Distributors - 0.4%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	92,000	82,663

Water Utilities - 0.5%
American Water Capital Corp.
3.45%, 06/01/2029	110,000	102,815

Wireless Telecommunication Services - 1.3%
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032 (A)	150,000	122,250
Vmed O2 Financing I PLC
4.75%, 07/15/2031 (A)	200,000	170,004

		292,254

Total Corporate Debt Securities (Cost $11,095,948)		9,660,658

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%
Chile - 0.8%
Chile Government International Bonds
4.34%, 03/07/2042	200,000	177,010

Colombia - 0.4%
Colombia Government International Bonds
7.38%, 09/18/2037	100,000	96,798

Panama - 0.3%
Panama Government International Bonds
6.70%, 01/26/2036	53,000	57,216

Republic of South Africa - 0.4%
Republic of South Africa Government International Bonds
6.25%, 03/08/2041 (C)	100,000	88,147

Total Foreign Government Obligations (Cost $513,964)		419,171

Transamerica Funds	Page 3

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS - 1.1%
Commercial Services & Supplies - 0.2%
GFL Environmental, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 7.66% (B), 05/30/2025	$ 39,529	$ 39,595

Communications Equipment - 0.5%
CommScope, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 7.82% (B), 04/06/2026	108,046	105,513

Machinery - 0.4%
Vertiv Group Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 7.12% (B), 03/02/2027	87,978	87,517

Total Loan Assignments (Cost $234,903)		232,625

MORTGAGE-BACKED SECURITIES - 6.3%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class E,
1-Month LIBOR + 2.12%, 6.51% (B), 09/15/2034 (A)	145,000	132,042
Benchmark Mortgage Trust
Series 2020-IG3, Class B,
3.29% (B), 09/15/2048 (A)	175,000	140,529
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D,
1-Month LIBOR + 1.75%, 6.21% (B), 12/15/2037 (A)	115,000	113,087
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A,
3.55% (B), 09/10/2035 (A)	143,000	133,862
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-OSB, Class C,
3.75% (B), 06/05/2039 (A)	174,000	151,775
Series 2022-OPO, Class C,
3.45% (B), 01/05/2039 (A)	140,000	111,215
Manhattan West Mortgage Trust
Series 2020-1MW, Class B,
2.34% (B), 09/10/2039 (A)	185,000	160,808
SLG Office Trust
Series 2021-OVA, Class D,
2.85%, 07/15/2041 (A)	130,000	100,307
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	135,366	126,077
Series 2023-1, Class A1,
3.75%, 01/25/2063 (A)	190,000	181,127

Total Mortgage-Backed Securities (Cost $1,568,325)		1,350,829

U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.1%
Federal Home Loan Bank Discount Notes
4.23%, 02/06/2023	750,000	749,533
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.51%, 03/25/2029	225,000	218,368
3.90%, 04/25/2028	418,000	415,477

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
0.88%, 08/05/2030 (C)	$ 239,000	$ 195,383
Uniform Mortgage-Backed Security
2.00%, TBA (F)	800,000	672,656
2.50%, TBA (F)	1,280,000	1,144,619
3.00%, TBA (F)	400,000	362,835
3.50%, TBA (F)	400,000	374,867

Total U.S. Government Agency Obligations (Cost $4,300,174)		4,133,738

U.S. GOVERNMENT OBLIGATIONS - 13.8%
U.S. Treasury - 13.8%
U.S. Treasury Bonds
1.75%, 08/15/2041	110,000	79,810
2.00%, 08/15/2051	1,074,000	755,114
2.25%, 02/15/2052	194,000	144,575
2.88%, 05/15/2052	814,000	695,970
3.38%, 08/15/2042	200,000	188,344
U.S. Treasury Notes
2.88%, 05/15/2032	139,000	132,007
4.13%, 11/15/2032	940,000	986,119

Total U.S. Government Obligations (Cost $3,362,690)		2,981,939

COMMERCIAL PAPER - 4.6%
Banks - 4.6%
DNB Bank ASA
4.69% (G), 04/10/2023	1,000,000	991,342

Total Commercial Paper (Cost $991,368)		991,342

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 4.6%
Federal Home Loan Bank Discount Notes
4.27% (G), 02/03/2023	1,000,000	999,745

Total Short-Term U.S. Government Agency Obligation (Cost $999,767)		999,745

	Shares	Value
OTHER INVESTMENT COMPANY - 2.8%
Securities Lending Collateral - 2.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (G)	606,659	606,659

Total Other Investment Company (Cost $606,659)		606,659

Total Investments (Cost $27,322,212)		24,449,978
Net Other Assets (Liabilities) - (13.0)%		(2,809,303)

Net Assets - 100.0%		$ 21,640,675

Transamerica Funds	Page 4

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$3,073,272	$—	$3,073,272
Corporate Debt Securities	—	9,660,658	—	9,660,658
Foreign Government Obligations	—	419,171	—	419,171
Loan Assignments	—	232,625	—	232,625
Mortgage-Backed Securities	—	1,350,829	—	1,350,829
U.S. Government Agency Obligations	—	4,133,738	—	4,133,738
U.S. Government Obligations	—	2,981,939	—	2,981,939
Commercial Paper	—	991,342	—	991,342
Short-Term U.S. Government Agency Obligation	—	999,745	—	999,745
Other Investment Company	606,659	—	—	606,659

Total Investments	$606,659	$23,843,319	$—	$24,449,978

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the total value of 144A securities is $7,915,127, representing 36.6% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $684,852, collateralized by cash collateral of $606,659 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $92,500. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the total value of Regulation S securities is $375,659, representing 1.7% of the Fund’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at January 31, 2023.
(H)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
TBA	To Be Announced

Transamerica Funds	Page 5

Transamerica Sustainable Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Sustainable Bond (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

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Transamerica Sustainable Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

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